UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         8/14/08
       ------------------------   -----------------------------   ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $672,330
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ---------------  ----------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------------- ---------------  ----------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AMERIPRISE FINL INC           COM             03076C 10 6  34570    850000  SH          SOLE              850000       0       0
ANHEUSER BUSCH COS INC        COM             035229 10 3  37272    600000  SH          SOLE              600000       0       0
APEX SILVER MINES LTD         NOTE 2.875% 3/1 03760X AB 7   3295   7000000  PRN         SOLE             7000000       0       0
BANK OF NEW YORK MELLON CORP  COM             064058 10 0  32156    850000  SH          SOLE              850000       0       0
CALPINE CORP                  COM NEW         131347 30 4   9024    400000  SH          SOLE              400000       0       0
CIGNA CORP                    COM             125509 10 9  15926    450000  SH          SOLE              450000       0       0
CYPRESS SEMICONDUCTOR CORP    COM             232806 10 9   7425    300000  SH          SOLE              300000       0       0
DISCOVERY HOLDING CO          CL A COM        25468Y 10 7  10980    500000  SH          SOLE              500000       0       0
DST SYS INC DEL               COM             233326 10 7  33030    600000  SH          SOLE              600000       0       0
EXTERRAN HLDGS INC            COM             30225X 10 3   9651    135000  SH          SOLE              135000       0       0
FIFTH THIRD BANCORP           COM             316773 10 0   4072    400000  SH          SOLE              400000       0       0
FIRST ADVANTAGE CORP          CL A            31845F 10 0   9126    575800  SH          SOLE              575800       0       0
FPL GROUP INC                 COM             302571 10 4  22953    350000  SH          SOLE              350000       0       0
HANOVER INS GROUP INC         COM             410867 10 5  31556    742500  SH          SOLE              742500       0       0
KEYCORP NEW                   COM             493267 10 8   5490    500000  SH          SOLE              500000       0       0
LEAP WIRELESS INTL INC        COM NEW         521863 30 8   8634    200000  SH          SOLE              200000       0       0
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M 30 2  43992   3055000  SH          SOLE             3055000       0       0
LORILLARD INC                 COM             544147 10 1  41812    604570  SH          SOLE              604570       0       0
NATIONAL CITY CORP            COM             635405 10 3   7394   1550000  SH          SOLE             1550000       0       0
PACTIV CORP                   COM             695257 10 5  12738    600000  SH          SOLE              600000       0       0
PEOPLES UNITED FINANCIAL INC  COM             712704 10 5  38610   2475007  SH          SOLE             2475007       0       0
PPL CORP                      COM             69351T 10 6  30630    586000  SH          SOLE              586000       0       0
PRUDENTIAL FINL INC           COM             744320 10 2  17074    285800  SH          SOLE              285800       0       0
SAKS INC                      COM             79377W 10 8   8829    804100  SH          SOLE              804100       0       0
SCRIPPS E W CO OHIO           CL A            811054 20 4  29078    700000  SH          SOLE              700000       0       0
SHERWIN WILLIAMS CO           COM             824348 10 6  43634    950000  SH          SOLE              950000       0       0
STATE STR CORP                COM             857477 10 3   1600     25000  SH          SOLE               25000       0       0
TIME WARNER INC               COM             887317 10 5  32751   2212900  SH          SOLE             2212900       0       0
UST INC                       COM             902911 10 6  32766    600000  SH          SOLE              600000       0       0
WASTE MGMT INC DEL            COM             94106L 10 9  27340    725000  SH          SOLE              725000       0       0
YAHOO INC                     COM             984332 10 6  28924   1400000  SH          SOLE             1400000       0       0

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